Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [Line Items]
Beginning balance		¥ 145,007
Other comprehensive income for the year		(7,926)	¥ (25,776)	¥ 7,137
Ending balance		145,675	145,007
Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance		145,007	163,381	145,919
Other comprehensive income for the year		(7,912)	(25,774)	7,076
Appropriation to reserves		8,445	7,367	10,090
Others		135	33	296
Ending balance		145,675	145,007	163,381
Share premium [member] | Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance		53,860	53,860	53,860
Other comprehensive income for the year		0	0	0
Appropriation to reserves		0	0	0
Others		0	0	0
Ending balance		53,860	53,860	53,860
Other reserves [member] | Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance		1,146	1,113	817
Other comprehensive income for the year		0	0	0
Appropriation to reserves		0	0	0
Others		135	33	296
Ending balance		1,281	1,146	1,113
Unrealised gains/(losses) from available-for-sale securities [member] | Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance		5,100	29,963	23,254
Other comprehensive income for the year		(7,086)	(24,863)	6,709
Appropriation to reserves		0	0	0
Others		0	0	0
Ending balance		(1,986)	5,100	29,963
Share of other comprehensive income of investees under equity method [member] | Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance		(738)	180	(184)
Other comprehensive income for the year		21	(918)	364
Appropriation to reserves		0	0	0
Others		0	0	0
Ending balance		(717)	(738)	180
Statutory reserve fund [member] | Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	[1]	30,166	28,239	24,801
Other comprehensive income for the year	[1]	0	0
Appropriation to reserves	[1]	3,218	1,927	3,438
Others	[1]	0	0	0
Ending balance	[1]	33,384	30,166	28,239
Discretionary reserve fund [member] | Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	[2]	28,225	24,787	21,627
Other comprehensive income for the year	[2]	0	0
Appropriation to reserves	[2]	1,927	3,438	3,160
Others	[2]	0	0	0
Ending balance	[2]	30,152	28,225	24,787
General reserve [member] | Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	[3]	27,241	25,239	21,747
Other comprehensive income for the year	[3]	0	0
Appropriation to reserves	[3]	3,300	2,002	3,492
Others	[3]	0	0	0
Ending balance	[3]	30,541	27,241	25,239
Exchange differences on translating foreign operations [member] | Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance		7	0	(3)
Other comprehensive income for the year		(847)	7	3
Appropriation to reserves		0	0	0
Others		0	0	0
Ending balance		¥ (840)	¥ 7	¥ 0

[1]	Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards ("CAS") to statutory reserve which amounted to RMB3,218 million for the year ended 31 December 2017 (2016: RMB1,927 million, 2015: RMB3,438 million).
[2]	Approved at the Annual General Meeting in May 2017, the Company appropriated RMB1,927 million to the discretionary reserve fund for the year ended 31 December 2016 based on net profit under CAS (2016: RMB3,438 million, 2015: RMB3,160 million).
[3]	Pursuant to "Financial Standards of Financial Enterprises-Implementation Guide" issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2017, the Company appropriated 10% of net profit under CAS which amounted to RMB3,218 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2016: RMB1,927 million, 2015: RMB3,438 million). In addition, pursuant to the CAS, the Group appropriated RMB82 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2016: RMB75 million, 2015: RMB54 million).